Hedging derivatives - By type (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedging derivatives
Fair value of hedging derivative assets	$ 11,248	$ 8,306
Hedging derivatives	8,162	19,078
Fair value hedges
Hedging derivatives
Fair value of hedging derivative assets	1,468	11
Hedging derivatives	7,018	16,604
Cash flow hedges
Hedging derivatives
Fair value of hedging derivative assets	9,780	8,295
Hedging derivatives	$ 1,144	$ 2,474